UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09375 and 811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

BlackRock Global Financial Services Fund, Inc.

SEMI-ANNUAL REPORT MARCH 31, 2010 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early 2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of March 31, 2010	6-month	12-month

US equities (S&P 500 Index)	11.75%	49.77%

Small cap US equities (Russell 2000 Index)	13.07	62.76

International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2010	BlackRock Global Financial Services Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended March 31, 2010, the Fund’s Institutional and Investor A Shares outperformed the benchmark MSCI World Financials Index, Class R Shares performed in line with the index, and Investor B and Investor C Shares lagged. All share classes underperformed the broad-market MSCI World Index. The Fund invests all of its assets in Global Financial Services Portfolio (the “Portfolio”), a series of Global Financial Services Master LLC.

What factors influenced performance?

•

Positive performance relative to the MSCI World Financials Index came from strong selection among commercial banks, diversified financial services and capital markets, as well as an overweight position in IT services. Positive results were also generated by individual holdings Visa, Inc., Class A, The Bank of Nova Scotia, Simon Property Group, Inc., Affiliated Managers Group, Inc. and Citigroup, Inc. On a geographic basis, the primary contributors to performance were an overweight position and stock selection in the United States; an underweight position in Greece; an overweight position in Thailand; stock selection in the United Kingdom; and an underweight position and stock selection in Switzerland.

•

Conversely, stock selection and underweight positions in insurance and consumer finance hindered relative results. Individual names weighing on performance included AXA SA, Banco Popolare SpA, American Express Co., MetLife, Inc. and Sumitomo Mitsui Financial Group, Inc. Geographically, the combination of stock selection and an underweight position in Canada and an overweight position and stock selection in France detracted from performance.

Describe recent portfolio activity.

•

During the six months, we increased the Portfolio’s exposure to diversified financial services, IT services, real estate investment trusts and real estate management & development. We also reintroduced consumer finance into the portfolio. In contrast, we reduced exposure to commercial banks and insurance.

•	From a geographic perspective, we increased the Portfolio’s exposure to North America and Asia (excluding Japan); reintroduced Latin America into the portfolio; and reduced exposure to Europe.

Describe portfolio positioning at period end.

•

At period end, the Portfolio was overweight relative to the MSCI World Financials Index in IT services and commercial banks, and underweight in capital markets, real estate management & development and insurance. Geographically, the Portfolio was overweight in the United States and Norway, and underweight in Japan, Hong Kong, Canada, Australia and Europe.

•

We are encouraged by signs we see for a solid recovery in the United States from strong economic reports and leveling off of unemployment. However, we are concerned with European financials and their ability to perform given a weak economic context and potential higher regulatory capital requirements to be announced later in the year. We are looking to first quarter 2010 results for guidance on whether the financial firms can maintain top line stability and improving bottom line results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Portfolio may invest in various derivative instruments, including foreign currency exchange contracts, as specified in Note 2 of the Portfolio Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument.

The Portfolio’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Portfolio to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Portfolio can realize on an investment or may cause the Portfolio to hold a security that it might otherwise sell. The Portfolio’s investments in these instruments are discussed in detail in the Portfolio Notes to Financial Statements.

4	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Portfolio. The Portfolio invests primarily in a portfolio of common stocks of financial services companies that Portfolio management believes have the potential to increase in value.

[3]	This unmanaged market capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.

[4]

This index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment and real estate including REITs.

Performance Summary for the Period Ended March 31, 2010

		Average Annual Total Returns[5]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	0.85%	62.07%	N/A	(3.18)%	N/A	5.33%	N/A
Investor A	0.76	61.39	52.92%	(3.41)	(4.45)%	5.07	4.51%
Investor B	0.26	59.87	55.37	(4.25)	(4.51)	4.41	4.41
Investor C	0.41	60.35	59.35	(4.17)	(4.17)	4.25	4.25
Class R	0.66	60.93	N/A	(3.75)	N/A	4.82	N/A
MSCI World Index	7.44	52.37	N/A	2.89	N/A	(0.03)	N/A
MSCI World Financials Index	0.64	75.81	N/A	(3.78)	N/A	0.01	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	5

About Fund Performance	BlackRock Global Financial Services Fund, Inc.

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[1]

Institutional	$1,000	$1,008.50	$7.21	$1,000	$1017.72	$7.24
Investor A	$1,000	$1,007.60	$8.51	$1,000	$1016.42	$8.55
Investor B	$1,000	$1,002.60	$13.23	$1,000	$1011.69	$13.29
Investor C	$1,000	$1,004.10	$12.44	$1,000	$1012.48	$12.49
Class R	$1,000	$1,006.60	$10.16	$1,000	$1014.78	$10.20

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.44% for Institutional, 1.70% for Investor A, 2.65% for Investor B, 2.49% for Investor C and 2.03% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Statement of Assets and Liabilities	BlackRock Global Financial Services Fund, Inc.

March 31, 2010 (Unaudited)

Assets

Investments at value — Global Financial Services Portfolio (the “Portfolio”) (cost — $81,265,610)	$91,377,273
Withdrawals receivable from the Portfolio	515,267
Capital shares sold receivable	112,023
Prepaid expenses	47,430

Total assets	92,051,993

Liabilities

Capital shares redeemed payable	627,291
Service and distribution fees payable	40,653
Administration fees payable	26,807
Officer’s fees payable	11
Other accrued expenses payable	85,371

Total liabilities	780,133

Net Assets	$91,271,860

Net Assets Consist of

Paid-in capital	$151,753,598
Distributions in excess of net investment income	(211,180)
Accumulated net realized loss allocated from the Portfolio	(70,382,221)
Net unrealized appreciation/depreciation allocated from the Portfolio	10,111,663

Net Assets	$91,271,860

Net Asset Value

Institutional — Based on net assets of $8,737,231 and 1,140,840 shares outstanding, 100 million shares authorized, $0.10 par value	$7.66

Investor A — Based on net assets of $39,448,945 and 5,207,355 shares outstanding, 100 million shares authorized, $0.10 par value	$7.58

Investor B — Based on net assets of $3,991,075 and 524,451 shares outstanding, 100 million shares authorized, $0.10 par value	$7.61

Investor C — Based on net assets of $29,416,694 and 3,999,012 shares outstanding, 100 million shares authorized, $0.10 par value	$7.36

Class R — Based on net assets of $9,677,915 and 1,310,466 shares outstanding, 100 million shares authorized, $0.10 par value	$7.39

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	7

Statement of Operations	BlackRock Global Financial Services Fund, Inc.

Six Months Ended March 31, 2010 (Unaudited)

Investment Income

Net investment income allocated from the Portfolio:
Dividends	$844,893
Foreign taxes withheld	(31,781)
Securities lending — affiliated	685
Income — affiliated	487
Interest	187
Expenses	(302,443)

Total income	512,028

Expenses

Administration	160,860
Service — Investor A	49,093
Service and distribution — Investor B	21,157
Service and distribution — Investor C	152,647
Service and distribution — Class R	23,306
Transfer agent — Institutional	10,457
Transfer agent — Investor A	49,523
Transfer agent — Investor B	9,382
Transfer agent — Investor C	43,407
Transfer agent — Class R	15,586
Registration	32,253
Printing	29,365
Professional	17,722
Officer	23
Miscellaneous	9,085

Total expenses	623,866

Net investment loss	(111,838)

Realized and Unrealized Gain (Loss) Allocated from the Portfolio

Net realized loss from investments and foreign currency transactions	(3,228,184)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	3,668,730

Total realized and unrealized gain	440,546

Net Increase in Net Assets Resulting from Operations	$328,708

See Notes to Financial Statements.

8	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Statements of Changes in Net Assets	BlackRock Global Financial Services Fund, Inc.

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Year Ended September 30, 2009

Operations

Net investment income (loss)	$(111,838)	$373,137
Net realized loss	(3,228,184)	(40,640,471)
Net change in unrealized appreciation/depreciation	3,668,730	23,951,154

Net increase (decrease) in net assets resulting from operations	328,708	(16,316,180)

Dividends to Shareholders From

Net investment income:
Institutional	(60,746)	(223,875)
Investor A	(196,393)	(945,975)
Investor B	—	(9,499)
Investor C	—	(497,104)
Class R	(36,414)	(123,569)

Decrease in net assets resulting from dividends to shareholders	(293,553)	(1,800,022)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(6,090,591)	(12,225,016)

Redemption Fee

Redemption fee	2,120	12,541

Net Assets

Total decrease in net assets	(6,053,316)	(30,328,677)
Beginning of period	97,325,176	127,653,853

End of period	$91,271,860	$97,325,176

Undistributed (distributions in excess of) net investment income	$(211,180)	$194,211

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	9

Financial Highlights	BlackRock Global Financial Services Fund, Inc.

	Institutional

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$7.65	$8.50	$16.75	$15.93	$15.53	$14.12

Net investment income[1]	0.01	0.06	0.22	0.19	0.50	0.44
Net realized and unrealized gain (loss)[2]	0.05	(0.74)	(5.22)	1.59	1.89	3.17

Net increase (decrease) from investment operations	0.06	(0.68)	(5.00)	1.78	2.39	3.61

Dividends and distributions from:
Net investment income	(0.05)	(0.17)	(0.12)	(0.46)	(0.38)	(0.18)
Net realized gain	—	—	(3.13)	(0.50)	(1.61)	(2.02)

Total dividends and distributions	(0.05)	(0.17)	(3.25)	(0.96)	(1.99)	(2.20)

Net asset value, end of period	$7.66	$7.65	$8.50	$16.75	$15.93	$15.53

Total Investment Return[3]

Based on net asset value	0.85%[4]	(7.20)%	(35.58)%	11.20%	15.48%	27.37%

Ratios to Average Net Assets[5]

Total expenses	1.44%[6]	1.57%	1.35%	1.42%	1.27%	1.32%

Net investment income	0.33%[6]	1.09%	1.89%	1.18%	3.05%	2.93%

Supplemental Data

Net assets, end of period (000)	$8,737	$8,912	$11,361	$16,249	$17,843	$49,612

Portfolio turnover of the Portfolio	34%	75%	31%	55%	79%	80%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Global Financial Services Fund, Inc.

	Investor A

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$7.56	$8.41	$16.63	$15.82	$15.45	$14.06

Net investment income[1]	0.00 [2]	0.05	0.20	0.15	0.44	0.27
Net realized and unrealized gain (loss)[3]	0.06	(0.74)	(5.18)	1.58	1.90	3.29

Net increase (decrease) from investment operations	0.06	(0.69)	(4.98)	1.73	2.34	3.56

Dividends and distributions from:
Net investment income	(0.04)	(0.16)	(0.11)	(0.42)	(0.36)	(0.15)
Net realized gain	—	—	(3.13)	(0.50)	(1.61)	(2.02)

Total dividends and distributions	(0.04)	(0.16)	(3.24)	(0.92)	(1.97)	(2.17)

Net asset value, end of period	$7.58	$7.56	$8.41	$16.63	$15.82	$15.45

Total Investment Return[4]

Based on net asset value	0.76%[5]	(7.49)%	(35.72)%	10.93%	15.17%	27.08%

Ratios to Average Net Assets[6]

Total expenses	1.70%[7]	1.87%	1.57%	1.67%	1.54%	1.62%

Net investment income	0.07%[7]	0.80%	1.80%	0.94%	2.66%	1.87%

Supplemental Data

Net assets, end of period (000)	$39,449	$41,428	$54,661	$26,777	$24,078	$10,040

Portfolio turnover of the Portfolio	34%	75%	31%	55%	79%	80%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	11

Financial Highlights (continued)	BlackRock Global Financial Services Fund, Inc.

		Investor B

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$7.59	$8.31	$16.32	$15.52	$15.18	$13.86

Net investment income (loss)[1]	(0.03)	(0.01)	0.06	0.03	0.33	0.16
Net realized and unrealized gain (loss)[2]	0.05	(0.70)	(5.08)	1.55	1.84	3.23

Net increase (decrease) from investment operations	0.02	(0.71)	(5.02)	1.58	2.17	3.39

Dividends and distributions from:
Net investment income	—	(0.01)	—	(0.28)	(0.22)	(0.05)
Net realized gain	—	—	(2.99)	(0.50)	(1.61)	(2.02)

Total dividends and distributions	—	(0.01)	(2.99)	(0.78)	(1.83)	(2.07)

Net asset value, end of period	$7.61	$7.59	$8.31	$16.32	$15.52	$15.18

Total Investment Return[3]

Based on net asset value	0.26%[4]	(8.48)%	(36.26)%	10.13%	14.23%	26.08%

Ratios to Average Net Assets[5]

Total expenses	2.65%[6]	2.86%	2.41%	2.42%	2.30%	2.39%

Net investment income (loss)	(0.88)%[6]	(0.17)%	0.49%	0.18%	2.08%	1.09%

Supplemental Data

Net assets, end of period (000)	$3,991	$4,599	$7,758	$22,592	$27,397	$31,126

Portfolio turnover of the Portfolio	34%	75%	31%	55%	79%	80%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Financial Highlights (continued)	BlackRock Global Financial Services Fund, Inc.

		Investor C

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$7.33	$8.14	$16.20	$15.44	$15.10	$13.82

Net investment income (loss)[1]	(0.03)	(0.00)[2]	0.12	0.02	0.30	0.16
Net realized and unrealized gain (loss)[3]	0.06	(0.72)	(5.04)	1.53	1.87	3.21

Net increase (decrease) from investment operations	0.03	(0.72)	(4.92)	1.55	2.17	3.37

Dividends and distributions from:
Net investment income	—	(0.09)	(0.01)	(0.29)	(0.22)	(0.07)
Net realized gain	—	—	(3.13)	(0.50)	(1.61)	(2.02)

Total dividends and distributions	—	(0.09)	(3.14)	(0.79)	(1.83)	(2.09)

Net asset value, end of period	$7.36	$7.33	$8.14	$16.20	$15.44	$15.10

Total Investment Return[4]

Based on net asset value	0.41%[5]	(8.35)%	(36.17)%	10.04%	14.35%	26.02%

Ratios to Average Net Assets[6]

Total expenses	2.49%[7]	2.68%	2.32%	2.47%	2.31%	2.40%

Net investment income (loss)	(0.72)%[7]	(0.01)%	1.17%	0.13%	1.91%	1.10%

Supplemental Data

Net assets, end of period (000)	$29,417	$32,892	$46,175	$20,535	$21,915	$15,087

Portfolio turnover of the Portfolio	34%	75%	31%	55%	79%	80%

[1]	Based on average shares outstanding.

[2]	Amount less than $(0.01) per share.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	13

Financial Highlights (concluded)	BlackRock Global Financial Services Fund, Inc.

		Class R

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$7.37	$8.18	$16.28	$15.54	$15.21	$13.91

Net investment income (loss)[1]	(0.01)	0.03	0.12	0.10	0.36	0.29
Net realized and unrealized gain (loss)[2]	0.06	(0.72)	(5.04)	1.54	1.90	3.18

Net increase (decrease) from investment operations	0.05	(0.69)	(4.92)	1.64	2.26	3.47

Dividends and distributions from:
Net investment income	(0.03)	(0.12)	(0.05)	(0.40)	(0.32)	(0.15)
Net realized gain	—	—	(3.13)	(0.50)	(1.61)	(2.02)

Total dividends and distributions	(0.03)	(0.12)	(3.18)	(0.90)	(1.93)	(2.17)

Net asset value, end of period	$7.39	$7.37	$8.18	$16.28	$15.54	$15.21

Total Investment Return[3]

Based on net asset value	0.66%[4]	(7.88)%	(36.03)%	10.53%	14.90%	26.74%

Ratios to Average Net Assets[5]

Total expenses	2.03%[6]	2.22%	2.03%	2.02%	1.80%	1.83%

Net investment income (loss)	(0.25)%[6]	0.44%	1.09%	0.61%	2.22%	2.02%

Supplemental Data

Net assets, end of period (000)	$9,678	$9,493	$7,699	$8,996	$5,314	$2,040

Portfolio turnover of the Portfolio	34%	75%	31%	55%	79%	80%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Notes to Financial Statements (Unaudited)	BlackRock Global Financial Services Fund, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Global Financial Services Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Global Financial Services Portfolio (the “Portfolio”) of Global Financial Services Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 2010 was 100%. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the Fund’s investment in the Portfolio was classified as Level 2. More relevant disclosure regarding fair value measurements relating to the Portfolio, which is disclosed in the Portfolio’s Schedule of Investments, is included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	15

Notes to Financial Statements (continued)	BlackRock Global Financial Services Fund, Inc.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the each of the four years ended September 30, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.35% of the average daily value of the Fund’s net assets. The Fund does not pay an advisory fee or investment management fee.

16	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Notes to Financial Statements (continued)	BlackRock Global Financial Services Fund, Inc.

The Fund has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $2,408. Affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares:

Investor B	$5,233
Investor C	$4,347

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2010, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Call Center Fees

Institutional	$60
Investor A	$845
Investor B	$133
Investor C	$577
Class R	$43

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of September 30, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,

2016	$114,096
2017	25,212,092

Total	$25,326,188

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	17

Notes to Financial Statements (concluded)	BlackRock Global Financial Services Fund, Inc.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009

	Shares	Amount	Shares	Amount

Institutional

Shares sold	172,790	$1,301,469	546,654	$3,453,328
Shares issued to shareholders in reinvestment of dividends and distributions	7,523	55,904	37,381	200,703

Total issued	180,313	1,357,373	584,035	3,654,031
Shares redeemed	(204,750)	(1,542,640)	(754,724)	(4,377,604)

Net decrease	(24,437)	$(185,267)	(170,689)	$(723,573)

Investor A

Shares sold and automatic conversion of shares	935,720	$6,978,798	2,659,723	$15,264,627
Shares issued to shareholders in reinvestment of dividends and distributions	24,257	178,295	158,532	843,295

Total issued	959,977	7,157,093	2,818,255	16,107,922
Shares redeemed	(1,233,988)	(9,140,062)	(3,834,043)	(21,602,515)

Net decrease	(274,011)	$(1,982,969)	(1,015,788)	$(5,494,593)

Investor B

Shares sold	34,183	$257,262	140,963	$817,340
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	1,511	8,146

Total issued	34,183	257,262	142,474	825,486
Shares redeemed and automatic conversion of shares	(115,673)	(862,915)	(470,052)	(2,661,661)

Net decrease	(81,490)	$(605,653)	(327,578)	$(1,836,175)

Investor C

Shares sold	289,981	$2,081,253	959,251	$5,330,089
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	90,444	470,163

Total issued	289,981	2,081,253	1,049,695	5,800,252
Shares redeemed	(777,683)	(5,556,185)	(2,237,867)	(11,773,790)

Net decrease	(487,702)	$(3,474,932)	(1,188,172)	$(5,973,538)

Class R

Shares sold	373,442	$2,697,828	968,899	$5,307,269
Shares issued to shareholders in reinvestment of dividends and distributions	5,079	36,414	23,718	123,569

Total issued	378,521	2,734,242	992,617	5,430,838
Shares redeemed	(355,637)	(2,576,012)	(645,708)	(3,627,975)

Net increase	22,884	$158,230	346,909	$1,802,863

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Portfolio Information	Global Financial Services Portfolio

As of March 31, 2010

Ten Largest Holdings	Percent of Long-Term Investments

Wells Fargo & Co.	5%
HSBC Holdings Plc	4
JPMorgan Chase & Co.	4
Bank of America Corp.	4
DnB NOR ASA	4
Visa, Inc., Class A	3
The Bank of Nova Scotia	3
Citigroup, Inc.	2
AXA SA	2
Banco Santander SA	2

Geographic Allocation	Percent of Long-Term Investments

United States	40%
United Kingdom	9
Australia	7
France	6
Canada	6
Japan	5
Germany	4
Switzerland	4
Norway	4
Italy	3
Spain	2
Thailand	2
Singapore	2
China	2
Indonesia	1
Bermuda	1
Brazil	1
Egypt	1

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	19

Schedule of Investments March 31, 2010 (Unaudited)	Global Financial Services Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 6.6%
Australia & New Zealand Banking Group Ltd.	50,600	$1,176,067
Commonwealth Bank of Australia Ltd.	32,400	1,670,966
National Australia Bank Ltd.	42,400	1,069,797
QBE Insurance Group Ltd.	22,700	433,343
Westpac Banking Corp.	65,100	1,660,834

		6,011,007

Bermuda — 1.1%
PartnerRe Ltd.	12,300	980,556

Brazil — 1.0%
BM&F Bovespa SA	138,500	929,901

Canada — 5.5%
The Bank of Nova Scotia	57,400	2,875,510
Royal Bank of Canada	37,000	2,165,392

		5,040,902

China — 1.7%
Industrial and Commercial Bank of China Ltd.	2,008,500	1,528,025

Egypt — 0.9%
Commercial International Bank	65,550	773,746

France — 5.5%
AXA SA	99,450	2,206,295
BNP Paribas SA	19,600	1,502,281
Unibail — Rodamco	6,700	1,356,419

		5,064,995

Germany — 4.4%
Allianz AG, Registered Shares	13,200	1,652,082
Deutsche Euroshop AG	17,383	571,027
Muenchener Rueckversicherungs AG, Registered Shares	11,400	1,849,279

		4,072,388

Greece — 0.5%
Alpha Bank AE	44,000	417,663

Indonesia — 1.3%
Bank Rakyat Indonesia Tbk PT	1,337,400	1,209,651

Ireland — 0.2%
Allied Irish Banks Plc (a)	43,600	70,919
Bank of Ireland (a)	60,800	132,056

		202,975

Italy — 3.0%
Assicurazioni Generali SpA	35,300	847,729
Banco Popolare SpA (a)	99,600	691,426
Intesa Sanpaolo SpA (a)	150,200	559,358
Unicredit SpA	221,300	652,517

		2,751,030

Common Stocks	Shares	Value

Japan — 5.0%
Mitsubishi Estate Co., Ltd.	79,350	$1,300,460
Mitsubishi UFJ Financial Group, Inc.	214,400	1,123,810
Nomura Holdings, Inc.	291,900	2,141,860

		4,566,130

Norway — 3.6%
DnB NOR ASA (a)	284,166	3,250,105

Singapore — 2.0%
United Overseas Bank Ltd.	118,800	1,627,977
Wing Tai Holdings Ltd.	126,000	162,707

		1,790,684

Spain — 2.4%
Banco Santander SA	164,860	2,186,717

Switzerland — 4.4%
ACE Ltd.	17,700	925,710
Credit Suisse Group AG	26,700	1,374,313
Swiss Reinsurance Co., Registered Shares (a)	11,800	578,972
Zurich Financial Services AG	4,400	1,128,573

		4,007,568

Thailand — 2.2%
Kasikornbank Pcl	363,200	1,155,943
Siam Commercial Bank Pcl	298,000	847,874

		2,003,817

United Kingdom — 9.3%
Amlin Plc	128,100	754,312
HSBC Holdings Plc	359,774	3,645,911
Land Securities Group Plc	71,800	738,282
Lloyds TSB Group Plc	916,678	870,442
Royal & Sun Alliance Insurance Group	710,200	1,374,920
Standard Chartered Plc	41,094	1,120,110

		8,503,977

United States — 38.1%
Affiliated Managers Group, Inc. (a)	15,600	1,232,400
American Express Co.	22,800	940,728
Arch Capital Group Ltd. (a)	7,100	541,375
Bank of America Corp.	187,168	3,340,949
CME Group, Inc.	5,700	1,801,827
Citigroup, Inc.	545,000	2,207,250
Cullen/Frost Bankers, Inc.	12,200	680,760
Fidelity National Title Group, Inc., Class A	24,400	361,608
Franklin Resources, Inc.	8,600	953,740
The Goldman Sachs Group, Inc.	10,900	1,859,867
Hartford Financial Services Group, Inc.	31,900	906,598
JPMorgan Chase & Co.	81,375	3,641,531
Lincoln National Corp.	16,300	500,410
The Macerich Co.	16,671	638,672
People’s United Financial, Inc.	35,100	548,964
ProAssurance Corp. (a)	4,400	257,576
Prudential Financial, Inc.	10,024	606,452

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

See Notes to Financial Statements.

20	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Global Financial Services Portfolio (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

United States (concluded)
Public Storage		11,900	$1,094,681
Simon Property Group, Inc.		23,466	1,968,797
State Street Corp.		17,200	776,408
U.S. Bancorp		76,000	1,966,880
Visa, Inc., Class A		31,700	2,885,651
Wells Fargo & Co.		151,000	4,699,120
XL Capital Ltd., Class A		25,700	485,730

			34,897,974

Total Common Stocks — 98.7%			90,189,811

Corporate Bonds		Par (000)

Italy — 0.2%
Banco Popolare SC, Series BP, 4.75%, 3/24/14 (b)	EUR	153	216,721

Total Corporate Bonds — 0.2%			216,721

Warrants (c)		Shares

United States — 1.0%
Bank of America Corp. (expires 1/16/19)		99,463	945,893

Total Warrants — 1.0%			945,893

Total Long-Term Investments (Cost — $81,230,986) — 99.9%			91,352,425

Short-Term Securities

Money Market Fund — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12% (d)(e)		185,559	185,559

		Par (000)

Time Deposits — 0.1%
Brown Brothers Harriman & Co., 2.89%, 4/01/2010	AUD	15	13,789
Brown Brothers Harriman & Co., 0.07%, 4/01/2010	EUR	11	15,086
Brown Brothers Harriman & Co., 0.07%, 4/01/2010	GBP	17	26,234

Total Time Deposits — 0.1%			55,109

Total Short-Term Securities (Cost — $240,668) — 0.3%			240,668

Total Investments (Cost — $81,471,654*) — 100.2%			91,593,093
Liabilities in Excess of Other Assets — (0.2)%			(215,820)

Net Assets — 100.0%			$91,377,273

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$85,756,188

Gross unrealized appreciation	$6,052,725
Gross unrealized depreciation	(215,820)

Net unrealized appreciation	$5,836,905

(a)	Non-income producing security.

(b)	Convertible security.

(c)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(1,360,757)	$487
BlackRock Liquidity Series, LLC Money Market Series	$(2,130,000)	$685

(e)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	13,759	AUD	14,982	Brown Brothers	4/01/10	$11
				Harriman & Co.
USD	14,941	EUR	11,148	Brown Brothers	4/01/10	(117)
				Harriman & Co.
USD	26,044	GBP	17,293	Brown Brothers	4/06/10	(188)
				Harriman & Co.

Total						$(294)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	21

Schedule of Investments (concluded)	Global Financial Services Portfolio

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks:
Australia	—	$6,011,007	—	$6,011,007
Bermuda	$980,556	—	—	980,556
Brazil	929,901	—	—	929,901
Canada	5,040,902	—	—	5,040,902
China	—	1,528,025	—	1,528,025
Egypt	—	773,746	—	773,746
France	—	5,064,995	—	5,064,995
Germany	—	4,072,388	—	4,072,388
Greece	—	417,663	—	417,663
Indonesia	—	1,209,651	—	1,209,651
Ireland	—	202,975	—	202,975
Italy	—	2,751,030	—	2,751,030
Japan	—	4,566,130	—	4,566,130
Norway	—	3,250,105	—	3,250,105
Singapore	—	1,790,684	—	1,790,684
Spain	—	2,186,717	—	2,186,717
Switzerland	925,710	3,081,858	—	4,007,568
Thailand	—	2,003,817	—	2,003,817
United Kingdom	—	8,503,977	—	8,503,977
United States	34,897,974	—	—	34,897,974
Corporate Bonds	—	216,721	—	216,721
Warrants	945,893	—	—	945,893
Short-Term Securities:
Money Market Fund	185,559	—	—	185,559
Time Deposits	—	55,109	—	55,109

Total	$43,906,495	$47,686,598	—	$91,593,093

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	—	$11	—	$11
Liabilities	—	(305)	—	(305)

Total	—	$(294)	—	$(294)

[1]	Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Statement of Assets and Liabilities	Global Financial Services Portfolio

March 31, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $81,286,095)	$91,407,534
Investments at value — affiliated (cost — $185,559)	185,559
Foreign currency at value (cost — $3)	3
Unrealized appreciation on foreign currency exchange contracts	11
Dividends receivable	378,518
Interest receivable	307
Securities lending income receivable — affiliated	109
Other assets	336
Prepaid expenses	1,463

Total assets	91,973,840

Liabilities

Unrealized depreciation on foreign currency exchange contracts	305
Withdrawals payable to investors	515,267
Other accrued expenses payable	49,710
Investment advisory fees payable	30,622
Other affiliates payable	441
Directors’ fees payable	222

Total liabilities	596,567

Net Assets	$91,377,273

Net Assets Consist of

Investors’ capital	$81,265,610
Net unrealized appreciation/depreciation	10,111,663

Net Assets	$91,377,273

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	23

Statement of Operations	Global Financial Services Portfolio

Six Months Ended March 31, 2010 (Unaudited)

Investment Income

Dividends	$844,893
Foreign taxes withheld	(31,781)
Securities lending — affiliated	685
Income — affiliated	487
Interest	187

Total income	814,471

Expenses

Investment advisory	183,982
Accounting services	48,995
Professional	33,482
Custodian	21,766
Directors	4,327
Printing	2,874
Miscellaneous	7,257

Total expenses	302,683
Less fees waived by advisor	(240)

Total expenses after fees waived	302,443

Net investment income	512,028

Realized and Unrealized Gain (Loss)

Net realized loss from:
Investments	(3,199,433)
Foreign currency transactions	(28,751)

(3,228,184)

Net change in unrealized appreciation/depreciation on:
Investments	3,678,206
Foreign currency transactions	(9,476)

3,668,730

Total realized and unrealized gain	440,546

Net Increase in Net Assets Resulting from Operations	$952,574

See Notes to Financial Statements.

24	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Statements of Changes in Net Assets	Global Financial Services Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Year Ended September 30, 2009

Operations

Net investment income	$512,028	$1,573,741
Net realized loss	(3,228,184)	(40,640,471)
Net change in unrealized appreciation/depreciation	3,668,730	23,951,154

Net increase (decrease) in net assets resulting from operations	952,574	(15,115,576)

Capital Transactions

Proceeds from contributions	13,418,235	30,185,194
Value of withdrawals	(20,408,921)	(45,440,459)

Net decrease in net assets derived from capital transactions	(6,990,686)	(15,255,265)

Net Assets

Total decrease in net assets	(6,038,112)	(30,370,841)
Beginning of period	97,415,385	127,786,226

End of period	$91,377,273	$97,415,385

Financial Highlights	Global Financial Services Portfolio

	Six Months Ended March 31, 2010 (Unaudited)

		Year Ended September 30,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	1.23%[1]	(6.52)%	(34.83)%	11.91%	16.07%	28.02%

Ratios to Average Net Assets

Total expenses	0.66%[2]	0.70%	0.64%	0.71%	0.66%	0.70%

Total expenses after fees waived	0.66%[2]	0.70%	0.64%	0.71%	0.66%	0.70%

Net investment income	1.11%[2]	1.97%	2.69%	1.89%	3.62%	3.05%

Supplemental Data

Net assets, end of period (000)	$91,377	$97,415	$127,786	$95,206	$96,601	$107,953

Portfolio turnover	34%	75%	31%	55%	79%	80%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	25

Notes to Financial Statements (Unaudited)	Global Financial Services Portfolio

1. Organization and Significant Accounting Policies:

Global Financial Services Portfolio (the “Portfolio”) is part of Global Financial Services Master LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: The Portfolio’s policy is to fair value its financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolio values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Each business day, the Portfolio uses a pricing service selected under the supervision of the Portfolio’s Board to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to correlate the prices of such foreign securities and foreign options to the prices that may have prevailed as of the close of business on the NYSE, which follows the close of the local markets.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the NYSE. Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

26	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Notes to Financial Statements (continued)	Global Financial Services Portfolio

Foreign Currency Transactions: The Portfolio’s books and records are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the US dollar rises in value against foreign currency, the Portfolio’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Portfolio reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., foreign currency exchange contracts) the Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Portfolio’s financial statements and disclosures is currently being assessed.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	27

Notes to Financial Statements (continued)	Global Financial Services Portfolio

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Portfolio may engage in various portfolio investment strategies both to increase the returns of the Portfolio and to economically hedge, or protect, its exposure to certain risks such as foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counter-party does not perform under the contract. The Portfolio may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Portfolio and each of its counterparties. The ISDA Master Agreement allows the Portfolio to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Portfolio. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Portfolio to accelerate payment of any net liability owed to the counterparty. In addition, the Portfolio manages counterparty risk by entering into agreements only with counter-parties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Portfolio, help to manage the overall exposure to the currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

	Unrealized		Unrealized
	appreciation		depreciation
	on foreign		on foreign
	currency		currency
Foreign currency	exchange		exchange
exchange contracts	contracts	$11	contracts	$305

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended March 31, 2010

Net Realized Loss from

Foreign Currency Transactions

Foreign currency exchange contracts	$(103,134)

Net Change in Unrealized Appreciation/Depreciation on

Foreign Currency Transactions

Foreign currency exchange contracts	$3,949

For the six months ended March 31, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	3
Average US dollar amounts purchased	$27,372

28	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Notes to Financial Statements (continued)	Global Financial Services Portfolio

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolio for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Manager a monthly fee based upon the average daily value of the Portfolio’s net assets at an annual rate of 0.40%.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Portfolio pays to the Manager indirectly through its investment in affiliated money market funds; however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. This amount is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Investment Management, LLC (“BIM”), affiliates of the Manager, under which the Manager pays BIL and BIM for services they provide, a monthly fee that is a percentage of the advisory fees paid by the Portfolio to the Manager.

For the six months ended March 31, 2010, the Portfolio reimbursed the Manager $956 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, as the securities lending agent. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Portfolio on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended March 31, 2010, BIM received $171 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2010 were $29,582,206 and $35,628,215, respectively.

5. Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Portfolio may borrow under the credit agreement to fund shareholder redemptions. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Portfolio based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount, which was allocated to the Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Portfolio did not borrow under the credit agreement during the six months ended March 31, 2010.

6. Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	29

Notes to Financial Statements (concluded)	Global Financial Services Portfolio

have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

As of March 31, 2010, the Portfolio had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	46%
Insurance	18
Diversified Financial Services	13
Capital Markets	9
Real Estate Investment Trusts (REITs)	7
IT Services	3
Real Estate Management & Development	2
Consumer Finance	1
Thrifts & Mortgage Finance	1

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director and Chair of the Audit Committee
Frederick W. Winter, Director and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

BlackRock International Limited
Edinburgh, Scotland
United Kingdom EH38JB

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	31

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund/Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Portfolio voted proxies relating to securities held in the Fund’s/Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

32	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010	33

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

34	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	MARCH 31, 2010

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

#GFSF-3/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: May 27, 2010